CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY
Other comprehensive(loss)/income adjustment, tax	$ 0	$ 0	$ 0